Document and Entity Information	Jan. 17, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001422142
Document Type	8-K
Document Period End Date	Jan. 17, 2023
Entity Registrant Name	AADI BIOSCIENCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38560
Entity Tax Identification Number	61-1547850
Entity Address, Address Line One	17383 Sunset Boulevard
Entity Address, Address Line Two	Suite A250
Entity Address, City or Town	Pacific Palisades
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90272
City Area Code	(424)
Local Phone Number	473-8055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true